Financial Assets and Liabilities - Summary of Fair Value of Warrants (Parenthetical) (Details)	Jun. 30, 2022 shares
Warrants
Disclosure Of Financial Instruments [Line Items]
Number of warrants granted to purchase American Depositary Shares	1,769,669